UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM FOR SUBMISSION OF ELECTRONIC EXHIBITS
FOR ASSET-BACKED SECURITIES

Commission File Number of Issuing Entity: 333-204844-12
Central Index Key Number of Issuing Entity: 0001763799
ALLY AUTO RECEIVABLES TRUST 2019-1
(Exact name of issuing entity as specified in its charter)

Commission File Number of Depositor: 333-204844
Central Index Key Number of Depositor: 0001477336
ALLY AUTO ASSETS LLC
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001601846
ALLY BANK
(Exact name of sponsor as specified in its charter)
Elliot Kahan, 1-866-710-4623
(Name and telephone number, including area code, of the person to contact in connection with this filing)

INFORMATION TO BE INCLUDED WITH THIS FORM

Item 1.     Attached as Exhibit 102 is an Asset Data File containing Schedule AL.

Item 2.     Attached as Exhibit 103 is an Asset Related Document containing explanatory narrative regarding Schedule AL.

SIGNATURES
The depositor has duly caused this Form to be signed on its behalf by the undersigned hereunto duly authorized.

ALLY AUTO ASSETS LLC

By:	/s/ Niraj Kapadia
Name:	Niraj Kapadia
Title:	Vice President
Date: January 30, 2019

Exhibit Index

Exhibit No.	Description
Exhibit 102	Asset Data File containing Schedule AL
Exhibit 103	Asset Related Document containing explanatory narrative regarding Schedule AL